GARTMORE MUTUAL FUNDS

               Gartmore Global Technology and Communications Fund
                     Gartmore Global Financial Services Fund
                         Gartmore Global Utilities Fund
                      Gartmore Global Health Sciences Fund

                  Prospectus Supplement dated November 3, 2003
                        to Prospectus dated March 1, 2003

The disclosure with respect to the portfolio manager for the Gartmore Global Utilities Fund in the "Management" section on page 23 of the above noted Prospectus is deleted and replaced with the following:

GARTMORE GLOBAL UTILITIES FUND: A team of portfolio managers from Gartmore Global Partners is responsible for the day-to-day management of the Fund.

The disclosure with respect to the portfolio manager for the Gartmore Global Financial Services Fund in the "Management" section on pages 22-23 of the above noted Prospectus is deleted and replaced with the following:

GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND:  A  team of portfolio managers from
Gartmore Global Partners is responsible for the day-to-day management of the Fund.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.